Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions
Schedule of loans and accounts receivable and contingent loans to related parties

	Production and Services		Investment
	Companies (*)		Companies (**)		Individuals (***)		Total
	2017	2018	2017	2018	2017	2018	2017	2018
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Loans and accounts receivable:
Commercial loans	243,989	221,351	169,403	132,366	8,871	13,183	422,263	366,900
Residential mortgage loans	—	—	—	—	33,695	44,756	33,695	44,756
Consumer loans	—	—	—	—	7,265	10,074	7,265	10,074
Gross loans	243,989	221,351	169,403	132,366	49,831	68,013	463,223	421,730
Allowance for loan losses	(988)	(651)	(394)	(363)	(241)	(302)	(1,623)	(1,316)
Net loans	243,001	220,700	169,009	132,003	49,590	67,711	461,600	420,414

Contingent loans:
Guarantees and sureties	4,527	5,102	21,146	14,963	—	—	25,673	20,065
Letters of credits	294	5,310	1,170	2,776	—	—	1,464	8,086
Foreign letters of credits	—	—	—	—	—	—	—	—
Banks guarantees	34,457	45,842	23,071	30,122	—	—	57,528	75,964
Undrawn credit lines	53,151	58,041	13,907	14,674	15,179	19,160	82,237	91,875
Other contingencies loans	—	—	—	—	—	—	—	—
Total contingent loans	92,429	114,295	59,294	62,535	15,179	19,160	166,902	195,990
Provision for contingencies loans	(217)	(118)	(81)	(38)	(48)	(17)	(346)	(173)
Contingent loans, net	92,212	114,177	59,213	62,497	15,131	19,143	166,556	195,817

Amount covered by guarantee:
Mortgage	27,928	28,208	53,835	52,108	53,181	69,292	134,944	149,608
Warrant	—	—	—	—	—	—	—	—
Pledge	1,417	—	—	—	—	—	1,417	—
Others (****)	39,022	47,135	14,186	13,219	2,175	3,694	55,383	64,048
Total collateral	68,367	75,343	68,021	65,327	55,356	72,986	191,744	213,656

(*)       For these effects are considered productive companies, those that meet the following conditions:

(i)	They engage in operating activities and generate a separable flow of income,
(ii)	Less than 50% of their assets are trading securities or investments.

Service companies are considered entities whose main purpose is oriented to rendering services to third parties.

(**)     Investment companies include those legal entities that do not comply with the conditions for operating companies and are profit-oriented.

(***)Individuals include key members of the management and correspond to those who directly or indirectly have authority and responsibility for planning, administrating and controlling the activities of the organization, including directors. This category also includes their family members who influence or are influenced by such individuals in their interactions with the organization.

(****) These guarantees correspond mainly to shares and other financial guarantees.

Schedule of other assets and liabilities with related parties

	2017	2018
	MCh$	MCh$
Assets
Cash and due from banks	57,563	23,086
Transactions in the course of collection	13,249	35,469
Financial assets held-for-trading	—	205
Derivative instruments	323,186	415,683
Financial assets	—	14,690
Other assets	114,536	80,569
Total	508,534	569,702

Liabilities
Demand deposits	173,715	169,607
Transactions in the course of payment	16,116	58,987
Cash collateral on securities lent and repurchase agreements	25,227	84,465
Savings accounts and time deposits	169,322	124,362
Derivative instruments	370,356	337,299
Borrowings from financial institutions	251,555	228,269
Other liabilities	51,814	115,145
Total	1,058,105	1,118,134

Schedule of income and expenses from related party transactions

	2017		2018
	Income	Expense	Income	Expense
Type of income or expense recognized	MCh$	MCh$	MCh$	MCh$

Interest and revenue expenses	26,485	9,332	21,736	7,196
Fees and commission income	65,995	69,843	70,286	74,205
Net financial operating income
Derivative instruments (*)	33,540	97,416	85,500	42,365
Other financial operations	1	—	—	—
Release or established of provision for credit risk	—	252	—	28
Operating expenses	—	100,389	—	105,734
Other income and expenses	3,723	56	446	45

(*)  The outcome of derivative operations is presented net at each related counterparty level. Additionally, this line includes operations with local counterpart banks (unrelated) which have been novated by Comder Contraparte Central S.A. (Related entity) for centralized clearing purposes, which generated a net loss of Ch$71,297 million as of December 31, 2018 (net loss of Ch$96,075 million as of December 31, 2017).

Schedule of payments and composition of key management personnel

Payments to key management personnel:

	2017	2018
	MCh$	MCh$
Remunerations	4,149	3,926
Short-term benefits	3,302	3,476
Contract termination indemnity	276	1,037
Stock−based benefits	—	—
Total	7,727	8,439

Composition of key personnel:

	N° of executives
Position	2017	2018
CEO	1	1
CEOs of subsidiaries	6	6
Division Managers	12	13
Total	19	20

Schedule of directors' expenses and remunerations

							Fees for attending
							Committees and
					Fees for attending		Subsidiary Board
	Remunerations				Board meetings		meetings (1)		Consulting		Total
	2017		2018		2017	2018	2017	2018	2017	2018	2017	2018
Name of Directors	MCh$		MCh$		MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Pablo Granifo Lavín	553	(*)	569	(*)	53	56	395	374	—	—	1,001	999
Andrónico Luksic Craig	172		176		8	10	—	—	—	—	180	186
Jaime Estévez Valencia	57		59		28	29	134	134	—	—	219	222
Gonzalo Menéndez Duque	57		59		23	27	113	119	8	—	201	205
Francisco Pérez Mackenna	57		59		23	20	75	58	—	—	155	137
Rodrigo Manubens Moltedo	57		59		28	28	53	54	—	—	138	141
Thomas Fürst Freiwirth	57		59		19	21	36	42	—	—	112	122
Jean-Paul Luksic Fontbona	57		59		12	11	—	—	—	—	69	70
Andrés Ergas Heymann	43		59		20	27	41	70	—	—	104	156
Alfredo Ergas Segal	43		59		20	27	49	71	—	—	112	157
Jorge Awad Mehech	14		—		6	—	26	—	—	—	46	—
Jorge Ergas Heymann	14		—		6	—	19	—	—	—	39	—
Other directors of subsidiaries	—		—		—	—	129	116	—	—	129	116
Total	1,181		1,217		246	256	1,070	1,038	8	—	2,505	2,511
(1)	It includes fees paid to members of the Advisory Committee of Banchile Corredores de Seguros Ltda. of Ch$12 million (Ch$18 million in 2017).

(*)   It includes a provision of Ch$391 million (Ch$380 million in 2017) for an incentive subject to achieving the Bank’s forecasted earnings.